Note 24 - Employee Benefits (Details) - Amounts Recognized in Consolidated Statements of Financial Position of Defined Benefit Pension Plans: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Note 24 - Employee Benefits (Details) - Amounts Recognized in Consolidated Statements of Financial Position of Defined Benefit Pension Plans: [Line Items]
Fair value of plan assets	$ 268,394
Plan assets in excess of (less than) projected benefit obligation	7,551
Non-current liabilities	15,096	55,516
Domestic Pension Plan of Foreign Entity, Defined Benefit [Member]
Note 24 - Employee Benefits (Details) - Amounts Recognized in Consolidated Statements of Financial Position of Defined Benefit Pension Plans: [Line Items]
Projected benefit obligation	260,843	286,491	229,449
Fair value of plan assets	268,394	252,925	239,197
Plan assets in excess of (less than) projected benefit obligation	7,551	(33,566)
Unrecognized prior service benefit	(5,220)
Unrecognized net actuarial loss	40,500	76,183
Net amount recognized at year end	42,831	42,617
Long-term pension assets	7,551
Non-current liabilities		(33,566)
Accumulative other comprehensive loss	$ 35,280	$ 76,183